OTHER LIABILITIES - Lease and loan liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Debt obligations, beginning	$ 508	$ 615
Accretion	2,859	4,127
Additions	245	105
Repayments	(209)	(252)
Liability adjustment gain (note 21)		(4)
Debt obligations, ending	576	508
Accretion expense - Debt obligations
OTHER LIABILITIES
Accretion	32	44
Loan Liabilities
OTHER LIABILITIES
Debt obligations, beginning	56	33
Additions	158	34
Repayments	(34)	(11)
Liability adjustment gain (note 21)		0
Debt obligations, ending	180	56
Loan Liabilities | Accretion expense - Debt obligations
OTHER LIABILITIES
Accretion	0	0
Lease Liabilities
OTHER LIABILITIES
Debt obligations, beginning	452	582
Additions	87	71
Repayments	(175)	(241)
Liability adjustment gain (note 21)		(4)
Debt obligations, ending	396	452
Lease Liabilities | Accretion expense - Debt obligations
OTHER LIABILITIES
Accretion	$ 32	$ 44